DERIVATIVE FINANCIAL INSTRUMENTS (Details Textual) - Agreements	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Number of outstanding forward freight agreements	23	0